Description of Organization and Business Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Description of Organization and Business Operations
1.	Organization

LiveVox, Inc. was first incorporated in Delaware in 1998 under the name “Tools for Health” and in 2005 changed its name to “LiveVox, Inc.” LiveVox Holdings, Inc. (together with its subsidiaries, the “Company,” “LiveVox,” “we,” “us” or “our”) is a Delaware corporation formed on February 25, 2014, for the purpose of acquiring LiveVox, Inc. The Company is wholly owned by LiveVox TopCo, LLC, which is majority owned by funds affiliated with Golden Gate Capital, a major US private equity firm. On March 21, 2014, LiveVox, Inc. and its subsidiaries were acquired (the “Acquisition”) by the Company. LiveVox, Inc. is a Delaware corporation with its principal United States operations located in San Francisco, California; New York City, New York; Columbus, Ohio and Atlanta, Georgia. LiveVox, Inc. has four main operating subsidiaries: LiveVox Colombia SAS which is wholly owned with an office located in Medellin, Colombia, LiveVox Private Solutions, LTD with an office located in Bangalore, India, Speech IQ, LLC located in Columbus, Ohio, and Engage Holdings, LLC (d/b/a “BusinessPhone.com”) located in Columbus, Ohio. Additionally, LiveVox, Inc. has a wholly owned subsidiary, LiveVox International, Inc. that is incorporated in Delaware. LiveVox, Inc. and LiveVox International, Inc. own 99.99% and 0.01%, respectively, of LiveVox Private Solutions, LTD.

LiveVox is engaged in the business of developing and marketing a cloud-hosted Contact Center as a Service (“CCaaS”) customer engagement platform that leverages microservice technology to rapidly innovate and scale digital engagement functionality that also incorporates the capabilities of fully integrated multichannel enabled Customer Relationship Management and Workforce Optimization applications. LiveVox’s customers are located primarily in the United States. LiveVox’s services are used to initiate and manage customer contact campaigns primarily for companies in the accounts receivable management, tele- sales and customer care industries.

1.	Organization

LiveVox Inc. was first incorporated in Delaware in 1998 under the name “Tools for Health” and in 2005 changed its name to “LiveVox, Inc.” LiveVox Holdings, Inc. (together with its subsidiaries, the “Company,” “LiveVox,” “we,” “us” or “our”) is a Delaware corporation formed on February 25, 2014, for the purpose of acquiring LiveVox, Inc. The Company is wholly owned by LiveVox TopCo, LLC, which is majority owned by funds affiliated with Golden Gate Capital, a major US private equity firm. On March 21, 2014, LiveVox, Inc. and its subsidiaries were acquired (the “Acquisition”) by the Company. LiveVox, Inc. is a Delaware corporation with its principal United States operations located in San Francisco, California; New York City, New York, Columbus, Ohio and Atlanta, Georgia. LiveVox, Inc. has three main operating subsidiaries, LiveVox Colombia SAS which is wholly owned with an office located in Medellin, Colombia, LiveVox Private Solutions, LTD with an office located in Bangalore, India and Speech IQ, LLC located in Columbus, Ohio. Additionally, LiveVox, Inc. has a wholly owned subsidiary, LiveVox International, Inc. that is incorporated in Delaware. LiveVox, Inc. and LiveVox International, Inc. own 99.99% and 0.01%, respectively, of LiveVox Private Solutions, LTD.

LiveVox is engaged in the business of developing and marketing a cloud-hosted Contact Center as a Service customer engagement platform that leverages microservice technology to rapidly innovate and scale digital engagement functionality that also incorporates the capabilities of fully integrated multichannel enabled Customer Relationship Management and Workforce Optimization applications. LiveVox’s customers are located primarily in the United States. LiveVox’s services are used to initiate and manage customer contact campaigns primarily for companies in the accounts receivable management, tele- sales and customer care industries.

Crescent Acquisition Corp
Description of Organization and Business Operations

1. Description of Organization and Business Operations

Organization and General

Crescent Acquisition Corp (formerly known as Crescent Funding Inc.) (the “Company”, “we”, “our” or “us”) was incorporated in Delaware on November 17, 2017. On October 30, 2018, the Company changed its name to Crescent Acquisition Corp. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).

As of March 31, 2021, the Company had not yet commenced operations. All activity for the period from November 17, 2017 (inception) through March 31, 2021 relates to the Company’s formation and the initial public offering (“Initial Public Offering”), and since the closing of the Initial Public Offering, a search for a business combination as described below. The Company will not generate any operating revenues until after completion of an initial business combination, at the earliest. The Company has generated non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Initial Public Offering.

Sponsor and Financing

The Company’s sponsor is CFI Sponsor LLC, a Delaware limited liability company (the “Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on March 7, 2019. On March 12, 2019, the Company consummated the Initial Public Offering of 25,000,000 units (“Units” and, with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $250,000,000 (see Note 3) and incurring offering costs of approximately $14,650,000, consisting principally of underwriter discounts of $13,750,000 (including $8,750,000 of which payment is deferred) and approximately $900,000 of other offering costs. The Company intends to finance an initial business combination with proceeds from the $250,000,000 Initial Public Offering of Units and a $7,000,000 private placement (see Note 4). Upon the closing of the Initial Public Offering and the private placement, $250,000,000 was placed in a trust account (the “Trust Account”).

Trust Account

Funds from the Initial Public Offering have been placed in the Trust Account. The proceeds held in the Trust Account will be invested only in U.S. Treasury obligations with a maturity of one hundred eighty (180) days or less or in money market funds that meet certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”) and that invest only in direct U.S. Treasury obligations. Funds will remain in the Trust Account until the earlier of (i) the consummation of an initial business combination or (ii) the distribution of the Trust Account proceeds as described below. The remaining proceeds outside the Trust Account may be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses.

The Company’s amended and restated certificate of incorporation provides that, other than the withdrawal of interest earned on the funds held in the Trust Account that may be released to the Company to pay taxes, none of the funds held in the Trust Account will be released until the earlier of: (i) the completion of an initial business combination; (ii) the redemption of any Public Shares sold in the Initial Public Offering that have been properly submitted in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation to modify the substance or timing of its obligation to redeem 100% of such Public Shares if it does not complete an initial business combination by June 30, 2021 or (iii) the redemption of 100% of the Public Shares if the Company is unable to complete an initial business combination by June 30, 2021 (subject to the requirements of law). The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.

Initial Business Combination

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering, although substantially all of the net proceeds of the Initial Public Offering are intended to be generally applied toward consummating an initial business combination. An initial business combination must occur with one or more target businesses that together have an aggregate fair market value of at least 80% of the value of the Trust Account (excluding any deferred underwriters fees and taxes payable on the income earned on the Trust Account) at the time of the agreement to enter into an initial business combination. Furthermore, there is no assurance that the Company will be able to successfully effect an initial business combination.

The Company, after signing a definitive agreement for an initial business combination, will either (i) seek stockholder approval of an initial business combination at a meeting called for such purpose in connection with which stockholders may seek to redeem their shares, regardless of whether they vote for or against an initial business combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of an initial business combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes, or (ii) provide stockholders with the opportunity to sell their Public Shares to the Company by means of a tender offer (and thereby avoid the need for a stockholder vote) for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of an initial business combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes. The decision as to whether the Company will seek stockholder approval of an initial business combination or will allow stockholders to sell their Public Shares in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek stockholder approval, unless a vote is required by applicable law or under stock exchange listing requirements. If the Company seeks stockholder approval, it will complete an initial business combination only if a majority of the outstanding shares of common stock voted are voted in favor of an initial business combination. However, in no event will the Company redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. In such case, the Company would not proceed with the redemption of its Public Shares and the related initial business combination, and instead may search for an alternate initial business combination.

If the Company holds a stockholder vote or there is a tender offer for shares in connection with an initial business combination, a public stockholder will have the right to redeem its shares for an amount in cash equal to its pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of an initial business combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes. As a result, such shares of Class A common stock are recorded at redemption amount and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, “Distinguishing Liabilities from Equity,” (“ASC 480”).

Pursuant to the Company’s amended and restated certificate of incorporation, if the Company is unable to complete an initial business combination by June 30, 2021, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter subject to lawfully available funds therefor, redeem the Public Shares, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. The Sponsor and the Company’s officers and directors will enter into a letter agreement with the Company, pursuant to which they will agree to waive their rights to liquidating distributions from the Trust Account with respect to any Founder Shares (as defined below) held by them if the Company fails to complete an initial business combination by June 30, 2021. However, if the Sponsor or any of the Company’s directors, officers or affiliates acquires shares of Class A common stock in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete an initial business combination within the prescribed time period.

In the event of a liquidation, dissolution or winding up of the Company after an initial business combination, the Company’s stockholders are entitled to share ratably in all assets remaining available for distribution to them after payment of liabilities and after provision is made for each class of stock, if any, having preference over the common stock. The Company’s stockholders have no preemptive or other subscription rights. There are no sinking fund provisions applicable to the common stock, except that the Company will provide its stockholders with the opportunity to redeem their Public Shares for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account, upon the completion of an initial business combination, subject to the limitations described herein.

The Company mailed to its shareholders of record as of January 22, 2021, a definitive proxy statement for a special meeting of shareholders to be held on February 17, 2021 (the “Special Meeting”) to approve an extension of time for the Company to complete an initial business combination through June 30, 2021. The Charter Extension and Trust Extension Proposals were approved, providing the Company’s shareholders with more time to evaluate its Business Combination.

In connection with the vote to approve the Charter Extension and Trust Extension Proposals, the holders of 12,238 Class A common shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.14 per share, for an aggregate redemption amount of $124,138. As such, only approximately 0.05% of the Class A common shares were redeemed and approximately 99.95% of the Class A common shares remain outstanding.

On February 17, 2021, the Company’s shareholders approved to extend the date by which the Company must (1) consummate a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination, which the Company refers to as an initial business combination, (2) cease its operations except for the purpose of winding up if it fails to complete such initial business combination, and (3) redeem all of the shares of Class A Stock (as defined below), included as part of the units sold in the Company’s Initial Public Offering, from March 12, 2021 to June 30, 2021.

See Note 8 included in these condensed consolidated financial statements for additional information on an initial business combination.

Going Concern Consideration

The accompanying condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. As of March 31, 2020, the Company had $165,916 available outside the Trust Account to fund its working capital requirements, $3,470,156 of investment income held in the Trust Account available to be released to pay for franchise and income taxes and working capital of $(2,762,615). Further, the Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans.

Prior to the completion of the Company’s Initial Public Offering, the Company’s liquidity needs were satisfied through receipt of $25,000 from the sale of the Founder Shares (as defined below) to the Company’s Sponsor, $300,000 in a note payable and $118,323 in advances from an affiliate of the Sponsor. The Company fully repaid these borrowings and advances from the Sponsor and related parties.

In connection with the Company’s assessment of going concern considerations in accordance with FASB Accounting Standards Update 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the current lack of liquidity, mandatory liquidation and subsequent dissolution raises substantial doubt about the Company’s ability to continue as a going concern. The condensed consolidated financial statements contained in this report do not include any adjustments that might result from the Company’s inability to continue as a going concern, should the Company be required to liquidate after June 30, 2021.

Restatement of Previously Issued Consolidated Financial Statements

The notes included herein should be read in conjunction with the Company’s restated audited consolidated financial statements included in the Company’s Annual Report on Form 10-K/A filed with the SEC on May 6, 2021 (the “2020 Form 10-K/A”).

As previously disclosed in our 2020 Form 10-K/A as filed on May 6, 2021, we restated the Company’s previously issued consolidated financial statements for the following periods: (i) as of March 12, 2019, (ii) as of and for the periods ended March 31, 2019 and 2020, (iii) as of and for the three and six months ended June 30, 2019 and 2020, (iv) as of and for the three and nine months ended September 30, 2019 and 2020 and (v) as of and for the years ended December 31, 2019 and 2020, in each case to reflect a change in accounting treatment for the Warrants (as defined in Note 3) and Forward Purchase Agreement (as defined in Note 3). We have restated herein our condensed consolidated financial statements as of and for the quarter ended March 31, 2020. We have also restated related amounts within the accompanying footnotes to the condensed consolidated financial statements. The impact as of March 31, 2020 was an increase to the Warrant liability of $21,125,000, an increase to the Forward Purchase Agreement liability of $1,992,000, a decrease in Class A common stock subject to possible redemption of 23,117,000, an increase to Class A common stock of $231, a decrease to additional paid-in-capital of $1,167,917 and an increase to retained earnings of $1,167,917. The impact as of December 31, 2020 was an increase to the Warrant liability of $33,015,000, an increase to the Forward Purchase Agreement liability of $5,185,000, a decrease in Class A common stock subject to possible redemption of 38,200,000, an increase to Class A common stock of $382, an increase to additional paid-in-capital of $13,914,932 and a decrease to retained earnings of $13,915,314.

1. Description of Organization and Business Operations

Organization and General

Crescent Acquisition Corp (formerly known as Crescent Funding Inc.) (the “Company”, “we”, “our” or “us”) was incorporated in Delaware on November 17, 2017. On October 30, 2018, the Company changed its name to Crescent Acquisition Corp. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).

As of December 31, 2020, the Company had not yet commenced operations. All activity for the period from November 17, 2017 (inception) through December 31, 2020 relates to the Company’s formation and the initial public offering (“Initial Public Offering”), and since the closing of the Initial Public Offering, a search for a business combination as described below. The Company will not generate any operating revenues until after completion of its initial business combination, at the earliest. The Company has generated non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Initial Public Offering.

Sponsor and Financing

The Company’s sponsor is CFI Sponsor LLC, a Delaware limited liability company (the “Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on March 7, 2019. On March 12, 2019, the Company consummated the Initial Public Offering of 25,000,000 units (“Units” and, with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $250,000,000 (see Note 5) and incurring offering costs of approximately $14,650,000, consisting principally of underwriter discounts of $13,750,000 (including $8,750,000 of which payment is deferred) and approximately $900,000 of other offering costs. The Company intends to finance its initial business combination with proceeds from the $250,000,000 Initial Public Offering of Units and a $7,000,000 private placement (see Note 5). Upon the closing of the Initial Public Offering and the private placement, $250,000,000 was placed in a trust account (the “Trust Account”).

Trust Account

Funds from the Initial Public Offering have been placed in the Trust Account. The proceeds held in the Trust Account will be invested only in U.S. Treasury obligations with a maturity of one hundred eighty (180) days or less or in money market funds that meet certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”) and that invest only in direct U.S. Treasury obligations. Funds will remain in the Trust Account until the earlier of (i) the consummation of an initial business combination or (ii) the distribution of the Trust Account proceeds as described below. The remaining proceeds outside the Trust Account may be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses.

The Company’s amended and restated certificate of incorporation provides that, other than the withdrawal of interest earned on the funds held in the Trust Account that may be released to the Company to pay taxes, none of the funds held in the Trust Account will be released until the earlier of: (i) the completion of an initial business combination; (ii) the redemption of any Public Shares sold in the Initial Public Offering that have been properly submitted in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation to modify the substance or timing of its obligation to redeem 100% of such Public Shares if it does not complete an initial business combination by June 30, 2021 or (iii) the redemption of 100% of the Public Shares if the Company is unable to complete an initial business combination by June 30, 2021 (subject to the requirements of law). The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.

See Note 11 included in these consolidated financial statements for a subsequent event regarding an extension to complete an initial business combination.

Initial Business Combination

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering, although substantially all of the net proceeds of the Initial Public Offering are intended to be generally applied toward consummating an initial business combination. An initial business combination must occur with one or more target businesses that together have an aggregate fair market value of at least 80% of the value of the Trust Account (excluding any deferred underwriters fees and taxes payable on the income earned on the Trust Account) at the time of the agreement to enter into an initial business combination. Furthermore, there is no assurance that the Company will be able to successfully effect an initial business combination.

The Company, after signing a definitive agreement for an initial business combination, will either (i) seek stockholder approval of an initial business combination at a meeting called for such purpose in connection with which stockholders may seek to redeem their shares, regardless of whether they vote for or against an initial business combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of an initial business combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes, or (ii) provide stockholders with the opportunity to sell their Public Shares to the Company by means of a tender offer (and thereby avoid the need for a stockholder vote) for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of an initial business combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes. The decision as to whether the Company will seek stockholder approval of an initial business combination or will allow stockholders to sell their Public Shares in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek stockholder approval, unless a vote is required by applicable law or under stock exchange listing requirements. If the Company seeks stockholder approval, it will complete its initial business combination only if a majority of the outstanding shares of common stock voted are voted in favor of an initial business combination. However, in no event will the Company redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. In such case, the Company would not proceed with the redemption of its Public Shares and the related initial business combination, and instead may search for an alternate initial business combination.

If the Company holds a stockholder vote or there is a tender offer for shares in connection with an initial business combination, a public stockholder will have the right to redeem its shares for an amount in cash equal to its pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of an initial business combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes. As a result, such shares of Class A common stock are recorded at redemption amount and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, “Distinguishing Liabilities from Equity,” (“ASC 480”).

Pursuant to the Company’s amended and restated certificate of incorporation, if the Company is unable to complete an initial business combination by June 30, 2021, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter subject to lawfully available funds therefor, redeem the Public Shares, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. The Sponsor and the Company’s officers and directors will enter into a letter agreement with the Company, pursuant to which they will agree to waive their rights to liquidating distributions from the Trust Account with respect to any Founder Shares (as defined below) held by them if the Company fails to complete an initial business combination by June 30, 2021. However, if the Sponsor or any of the Company’s directors, officers or affiliates acquires shares of Class A common stock in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete an initial business combination within the prescribed time period. See Note 11 included in these consolidated financial statements for a subsequent event regarding an extension to complete an initial business combination.

In the event of a liquidation, dissolution or winding up of the Company after an initial business combination, the Company’s stockholders are entitled to share ratably in all assets remaining available for distribution to them after payment of liabilities and after provision is made for each class of stock, if any, having preference over the common stock. The Company’s stockholders have no preemptive or other subscription rights. There are no sinking fund provisions applicable to the common stock, except that the Company will provide its stockholders with the opportunity to redeem their Public Shares for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account, upon the completion of an initial business combination, subject to the limitations described herein.

On June 24, 2020, the Company entered into an Agreement and Plan of Merger (the “F45 Merger Agreement”), by and among the Company, Function Acquisition I Corp, a Delaware corporation and a direct, wholly owned subsidiary of the Company, Function Acquisition II LLC, a Delaware limited liability company and a direct, wholly owned subsidiary of the Company, F45 Training Holdings Inc., a Delaware corporation (“F45”), and Shareholder Representative Services LLC, a Colorado limited liability company. On October 5, 2020, the Company and F45 entered into a Termination and Release Agreement, effective as of such date, pursuant to which the parties agreed to mutually terminate the F45 Merger Agreement.

On January 13, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Function Acquisition I Corp, a Delaware corporation and the Company’s direct, wholly owned subsidiary (“First Merger Sub”), Function Acquisition II LLC, a Delaware limited liability company and its direct, wholly owned subsidiary (“Second Merger Sub”), LiveVox Holdings, Inc., a Delaware corporation (“LiveVox”), and GGC Services Holdco, Inc., a Delaware corporation, solely in its capacity as the representative, agent and attorney-in-fact of the stockholder of LiveVox (in such capacity, the “Stockholder Representative”). The Merger Agreement provides for, among other things, (i) the merger of First Merger Sub with and into LiveVox, with LiveVox continuing as the surviving corporation (the “Surviving Corporation”) and becoming its direct, wholly owned subsidiary as a consequence (the “First Merger”) and (ii) immediately following the First Merger and as part of the same overall transaction as the First Merger, the merger of the Surviving Corporation with and into Second Merger Sub with Second Merger Sub continuing as the surviving entity, which will be renamed such name as LiveVox shall designate no later than five business days prior to the closing of the transaction (the “Second Merger” and, together with the First Merger, the “Mergers” and, together with the other transactions contemplated by the Merger Agreement, the “Business Combination”), in each case, in accordance with the terms and subject to the conditions of the Merger Agreement. Following the closing of the Business Combination, the Company will own, directly or indirectly, all the stock of LiveVox and its direct and indirect subsidiaries and LiveVox TopCo, LLC, a Delaware limited liability company and the sole stockholder of LiveVox as of immediately prior to the effective time of the First Merger (the “LiveVox Stockholder”) will hold a portion of the Company’s stock.

The Company mailed to its shareholders of record as of January 22, 2021, a definitive proxy statement for a special meeting of shareholders to be held on February 17, 2021 (the “Special Meeting”) to approve an extension of time for the Company to complete its initial business combination through June 30, 2021 (the “Extension Date”). The Charter Extension and Trust Extension Proposals were approved, providing the Company’s shareholders with more time to evaluate its Business Combination.

In connection with the vote to approve the Charter Extension and Trust Extension Proposals, the holders of 12,238 Class A ordinary shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.14 per share, for an aggregate redemption amount of $124,138. As such, only approximately 0.05% of the Class A ordinary shares were redeemed and approximately 99.95% of the Class A ordinary shares remain outstanding. After the satisfaction of such redemptions, the balance in the Company’s trust account will be $253,467,308.

Going Concern Consideration

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. As of December 31, 2020, the Company had $306,626 available outside the Trust Account to fund its working capital requirements, $3,628,041 of investment income held in the Trust Account available to be released to pay for franchise and income taxes and working capital of $(2,255,057). Further, the Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans.

Prior to the completion of the Company’s Initial Public Offering, the Company’s liquidity needs were satisfied through receipt of $25,000 from the sale of the Founder Shares (as defined below) to the Company’s Sponsor, $300,000 in a note payable and $118,323 in advances from an affiliate of the Sponsor. The Company fully repaid these borrowings and advances from the Sponsor and related parties.

In connection with the Company’s assessment of going concern considerations in accordance with FASB Accounting Standards Update 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the current lack of liquidity, mandatory liquidation and subsequent dissolution raises substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements contained in this report do not include any adjustments that might result from the Company’s inability to continue as a going concern, should the Company be required to liquidate after June 30, 2021. See Note 11 included in these consolidated financial statements for a subsequent event regarding an extension to complete an initial business combination.

Restatement of Previously Issued Financial Statements

The Company has restated its audited financial statements as of and for the years ended December 31, 2020 and 2019 as well as the audited balance sheet as of March 12, 2019. The Company has also restated its unaudited financial statements as of for the three months ended March 31, 2020 and 2019, the three and six months ended June 30, 2020 and 2019 and the three and nine months ended September 30, 2020 and 2019, to correct misstatements in those prior periods primarily related to misstatements identified in improperly applying accounting guidance on certain warrants and forward purchase agreement, recognizing them as equity instead of a warrant liability, under the guidance of ASC 815-40, “Contracts in Entity’s Own Equity” (“ASC 815-40”).